COST REDUCTION ACTIONS (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 28, 2018 item	Dec. 29, 2018 USD ($) item	Dec. 29, 2018 USD ($) item	Dec. 30, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Restructuring charges:
Charges (Reversals), net | $			$ 73.7	$ 33.4
2018/2019 Actions
Restructuring charges:
Charges (Reversals), net | $		$ 4.2
Number of positions reduced as a result of Cost Reduction Actions		85
2018 Plan
Restructuring charges:
Charges (Reversals), net | $			$ 55.2
Number of positions reduced as a result of Cost Reduction Actions			345
Expected number of positions reduced as a result of Cost Reduction Actions	400
Net number of positions reduced as a result of Cost Reduction Actions	150
2015/2016 Actions
Restructuring charges:
Charges (Reversals), net | $			$ 14.3	$ 34.1	$ 20.9
Number of positions reduced as a result of Cost Reduction Actions			625	920	440